Investments in Associates and Joint Ventures - Investments in Associates and Joint Ventures Accounted for using the Equity Method (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	₩ 17,656	₩ 11,065	₩ 222,765
Acquisition and disposition of investments in joint ventures and associates	11,983	(362,625)
Impairment losses for financial assets	43,162	30,064	37,547
Investments in subsidiaries, joint ventures and associates	₩ 1,915,012	1,889,289	2,197,351
Korea IT Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage of decrease in equity interests	20.00%
Investments in subsidiaries, joint ventures and associates	₩ 336,404	324,860	339,976
S.M. Culture & Contents Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition of investments in joint ventures and associates	(679)	37
Impairment losses for financial assets	18,755
Investments in subsidiaries, joint ventures and associates	41,578	59,611	60,261
SK telecom Japan Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition of investments in joint ventures and associates	4,900
Loss on disposal of investments in associates	998
Investments in subsidiaries, joint ventures and associates	1,239
KB ESG Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	6,000
F&U Credit information Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	28
KDX Korea Data Exchange [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	215
SK Venture Capital, LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	132
Walden SKT Venture Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	261
Telecom Daean Evaluation Jun B Corporation Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	6,500
Covet Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	520
Start-up Win-Win Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Investments in subsidiaries, joint ventures and associates	550
SK-KNET Youth Startup Investment Cooperative [member]
Disclosure of investments in associates and joint ventures [Line Items]
Investments in subsidiaries, joint ventures and associates	4,400
UTC Kakao-SK Telecom ESG Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition of investments in joint ventures and associates	4,000	4,000
Contribution in Cash	4,000
Investments in subsidiaries, joint ventures and associates	₩ 9,495	₩ 5,710	₩ 2,000